CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2017		Mar. 31, 2016
Cash Generated From Operations
Net income		$ 83	[1]	$ 81
Depreciation	[1]	24		23
Amortization of debt issue costs reported as interest expense	[1]	1		1
Deferred state income taxes recovery	[1]			(7)
Equity earnings from equity investments (Note 3 and 4)		(36)	[1]	(33)
Distributions received from operating activities of equity investments (Note 3)	[1]	28		41
Change in operating working capital (Note 9)	[1]	7		14
Total cash generated from operations	[1]	107		120
Investing Activities
Capital expenditures	[1]	(7)		(11)
Total investing activities	[1]	(11)		(208)
Financing Activities
Distributions paid (Note 8)				(71)
Distributions paid to non-controlling interests	[1]	(2)		(4)
Distributions paid to former parent of PNGTS	[1]	(1)		(6)
Common unit issuance, net (Note 6)	[1]	71
Common unit issuance subject to rescission, net (Note 6)	[1]			19
Long-term debt issued, net of discount (Note 5)	[1]			195
Long-term debt repaid (Note 5)	[1]	(61)		(30)
Total financing activities	[1]	(83)		102
Increase in cash and cash equivalents	[1]	13		14
Cash and cash equivalents, beginning of year	[1]	64		55
Cash and cash equivalents, end of year	[1]	77		69
Class B units
Financing Activities
Distributions paid (Note 6)	[1]	(22)		(12)
Common units and General Partner interest combined
Financing Activities
Distributions paid (Note 8)	[1]	(68)		(60)
Great Lakes
Cash Generated From Operations
Equity earnings from equity investments (Note 3 and 4)		(17)		(15)
Investing Activities
Investment/Acquisition of interests		$ (4)	[1]	(4)
Portland Natural Gas Transmission System
Investing Activities
Investment/Acquisition of interests	[1]			$ (193)

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).